Other reserves - Summary of Accumulated Other Comprehensive Income Attributable to Royal Dutch Shell plc Shareholders (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance		$ (17,851)
Reclassified to income		1,325
Reclassified to retained earnings		375
Share of joint ventures and associates	$ 131	(71)	$ (183)
Other comprehensive income/(loss) for the period	1,660	(1,736)	(48)
Less: non-controlling interest	475	406	312
Ending balance			(17,851)
Total
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	(19,373)	(17,851)	(17,656)
Recognised in other comprehensive income	(792)	(2,633)	(242)
Reclassified to income	97		233
Reclassified to the balance sheet	1	21	117
Reclassified to retained earnings	26	193	(112)
Tax on amounts recognised/reclassified	2,223	(378)	27
Total, net of tax	1,555	(1,472)	23
Share of joint ventures and associates	131	(71)	(183)
Other comprehensive income/(loss) for the period	1,686	(1,543)	(160)
Less: non-controlling interest	(193)	21	(35)
Attributable to Shell plc shareholders	1,493	(1,522)	(195)
Ending balance	(17,880)	(19,373)	(17,851)
Currency translation differences
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	(14,482)	(11,213)	(12,590)
Recognised in other comprehensive income	5,819	(4,574)	1,393
Reclassified to income	108	1,256	1
Tax on amounts recognised/reclassified	(10)	70	3
Total, net of tax	5,917	(3,248)	1,397
Share of joint ventures and associates	64	(42)	16
Other comprehensive income/(loss) for the period	5,981	(3,290)	1,413
Less: non-controlling interest	(199)	21	(36)
Attributable to Shell plc shareholders	5,782	(3,269)	1,377
Ending balance	(8,700)	(14,482)	(11,213)
Equity instruments remeasurements
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	(40)	73	487
Recognised in other comprehensive income	(60)	(7)	(67)
Reclassified to retained earnings	22	(182)	(112)
Tax on amounts recognised/reclassified	19	35	(32)
Total, net of tax	(19)	(154)	(211)
Share of joint ventures and associates	(45)	43	(202)
Other comprehensive income/(loss) for the period	(64)	(111)	(413)
Less: non-controlling interest	1	(2)	(1)
Attributable to Shell plc shareholders	(63)	(113)	(414)
Ending balance	(103)	(40)	73
Debt instruments remeasurements
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	(29)	(34)	(75)
Recognised in other comprehensive income	22	20	33
Reclassified to income	2	16	9
Reclassified to the balance sheet	0	(11)	(1)
Tax on amounts recognised/reclassified	0	(20)
Total, net of tax	24	5	41
Other comprehensive income/(loss) for the period	24	5	41
Attributable to Shell plc shareholders	24	5	41
Ending balance	(5)	(29)	(34)
Cash flow hedging (losses)/gains
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	(311)	(451)	(524)
Recognised in other comprehensive income	(295)	211	(196)
Reclassified to income	(31)	29	162
Reclassified to the balance sheet	61	32	117
Tax on amounts recognised/reclassified	66	(56)	(12)
Total, net of tax	(199)	216	71
Share of joint ventures and associates	101	(76)	2
Other comprehensive income/(loss) for the period	(98)	140	73
Attributable to Shell plc shareholders	(98)	140	73
Ending balance	(409)	(311)	(451)
Net investment hedging (losses)/gains
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	(2,008)	(2,008)	(1,964)
Recognised in other comprehensive income	22	0	(44)
Tax on amounts recognised/reclassified	(6)
Total, net of tax	16	0	(44)
Other comprehensive income/(loss) for the period	16	0	(44)
Attributable to Shell plc shareholders	16	0	(44)
Ending balance	(1,992)	(2,008)	(2,008)
Deferred cost of hedging
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	(247)	(174)	(26)
Recognised in other comprehensive income	13	(137)	(273)
Reclassified to income	18	24	61
Reclassified to the balance sheet	(60)	0	1
Tax on amounts recognised/reclassified	(3)	40	63
Total, net of tax	(32)	(73)	(148)
Other comprehensive income/(loss) for the period	(32)	(73)	(148)
Attributable to Shell plc shareholders	(32)	(73)	(148)
Ending balance	(279)	(247)	(174)
Retirement benefits remeasurements
Disclosure Of Accumulated Other Comprehensive Income Loss [Line Items]
Beginning balance	(2,256)	(4,044)	(2,964)
Recognised in other comprehensive income	(6,313)	1,854	(1,088)
Reclassified to retained earnings	4		0
Tax on amounts recognised/reclassified	2,157	(447)	5
Total, net of tax	(4,152)	1,782	(1,083)
Share of joint ventures and associates	11	4	1
Other comprehensive income/(loss) for the period	(4,141)	1,786	(1,082)
Less: non-controlling interest	5	2	2
Attributable to Shell plc shareholders	(4,136)	1,788	(1,080)
Ending balance	$ (6,392)	$ (2,256)	$ (4,044)